ISSUANCE OF DEBT SECURITIES - Outstanding unsubordinated debt securities (Details) - Banco Supervielle S.A. - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Banco Supervielle Class E, 02/14/2018
ISSUANCE OF DEBT SECURITIES
Borrowings	$ 561,409	$ 2,063,327
Borrowings, adjustment to interest rate basis	4.05%
Global Program for Issuance of Negotiable Obligations [member]
ISSUANCE OF DEBT SECURITIES
Borrowings	$ 561,409	$ 2,063,327